GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

a.Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas, high power Solid-State Power Amplifiers ("SSPAs"), Block Up Converters (“BUCs”) and Transceivers. The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, In-Flight Connectivity ("IFC"), maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and other networks that it installs, mainly based on Build Operate Transfer (“BOT”) and Build Own Operate (“BOO”) contracts. In these projects, the Company builds telecommunication infrastructure typically using fiber-optic and wireless technologies for the broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

As of December 31, 2022, the Company operates in three operating segments consisting of Satellite Networks, Integrated Solutions and Network Infrastructure and Services. For additional information, including major customers, geographic and segment information, see Note 15.

b.The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.
The COVID-19 pandemic had an adverse effect on the Company’s industry and the markets in which the Company operates. As a result, the Company experienced a significant reduction in business in 2020. The regression of the pandemic during 2022, followed by lifting of travel restrictions and social distancing regulations, led to a recovery in the Company’s business. In the year ended December 31, 2022 the Company’s revenues were $239,840, compared to $214,970 in the comparable period of 2021 and $166,135 in the comparable period of 2020. Given the current macro-economic environment and the uncertainties regarding the potential impact of COVID-19 on the Company’s business, there can be no assurance that Company’s estimates and assumptions used in the measurement of various assets and liabilities in the consolidated financial statements will prove to be accurate predictions of the future. If the Company’s assumptions regarding forecasted cash flows are not achieved, it is possible that an impairment review may be triggered and certain assets in the consolidated financial statements may be impaired.

COVID-19 related government assistance

Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. During the year ended December 31, 2021, the Company recognized on the Company’s Consolidated Statements of Income (loss), Employee Retention Credits in the amount of $2,966 which was recorded as a reduction of $1,679 to Cost of Revenues and $1,287 to Operating Expenses. As of December 31, 2022, the Company had a $952 receivable balance from the United States government related to the CARES Act, which is presented within "Other current assets" on the Company's Consolidated Balance Sheets. In addition, the Company received additional COVID-19 related credits in different territories in which it operates which were not material to the Company’s consolidated financial statements.

d.The Company has two major customers which accounted for 34% of its revenues for the year ended December 31, 2022.

e.The recent military conflict of Russia and Ukraine and the rising tensions between the U.S. and other countries, on the one hand, and Russia, on the other hand, caused major economic sanctions and export controls restrictions on Russia and various Russian entities were imposed by the U.S., European Union and the United Kingdom commencing February 2022, and additional sanctions and restrictions may be imposed in the future. These sanctions and restrictions may restrict the Company’s business in Russia, which mainly includes exports to Russia, and may delay or prevent the Company from collecting funds and perform money transfers from Russia. While the Company’s business in Russia is of limited in scope, these restrictions may cause a reduction of the Company’s sales and financial results. In addition, The Company receives manufacturing services from a global manufacturer’s facility in Ukraine. While the manufacturer assured the Company that the operations of the plant have not been interrupted by the military situation in Ukraine and has a recovery plan in place, there is no assurance that negative developments in the area in the future will not disrupt the Company’s business and materially adversely affect it.